SHARE-BASED COMPENSATION - Plan (Details)		1 Months Ended	12 Months Ended
	Jul. 31, 2012 shares	Jul. 31, 2012	Dec. 31, 2016 shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 ¥ / shares shares	Mar. 31, 2015 shares	Jul. 31, 2010 shares	Sep. 30, 2009 shares	Oct. 31, 2008 shares	Jun. 30, 2007 shares	Feb. 28, 2007 shares
Share options
Share based compensation
Weighted-average grant date fair value for options granted (in CNY or dollars per share) | (per share)				$ 1.88	¥ 11.73	$ 2.57	¥ 15.79
Share options | Performance Condition
Share based compensation
Vesting period				2 years	2 years
Number of options, granted (in shares)	1,475,366			85,292	85,292
Period for assessment of performance or market conditions		3 years
Number of options granted based on the actual performance			88,224			869,232	869,232
Nonvested restricted stocks | Performance Condition
Share based compensation
Period for assessment of performance or market conditions		3 years	10 years			3 years	3 years
Second anniversary of the stated vesting commencement date | Share options | Performance Condition
Share based compensation
Share-based payment award, vesting percentage		50.00%
Second anniversary of the stated vesting commencement date | Nonvested restricted stocks | Performance Condition
Share based compensation
Share-based payment award, vesting percentage			50.00%
Vesting ratably over the following two years | Share options | Performance Condition
Share based compensation
Share-based payment award, vesting percentage		50.00%
Vesting period		2 years
Vesting ratably over the following two years | Nonvested restricted stocks | Performance Condition
Share based compensation
Share-based payment award, vesting percentage			50.00%
Vesting period			2 years
Incentive Award Plans
Share based compensation
Vesting period			10 years
Incentive Award Plans | Maximum
Share based compensation
Share-based payment award, contractual term			10 years
Incentive Award Plans | Share options
Share based compensation
Share-based payment award, option granted (in shares)			24,577,669
Incentive Award Plans | Nonvested restricted stocks
Share based compensation
Share-based payment award, nonvested restricted stocks (in shares)			21,503,016
Incentive Award Plans | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage			50.00%
Incentive Award Plans | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage			50.00%
Vesting period			2 years
2007 Global Share Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)													10,000,000
2008 Global Share Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)											7,000,000	3,000,000
2009 Share Incentive Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)								43,000,000	15,000,000	3,000,000